Qualitative and Quantitative Information of Financial Risks - Schedule of Interest Rate Sensitivity (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest Rate Sensitivity One
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in interest rate	0.0020	0.0020
Decrease in interest rate	(0.0020)	(0.0020)
Interest Rate Sensitivity Two
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in interest rate	0.0050	0.0050
Decrease in interest rate	(0.0050)	(0.0050)
Interest Rate Sensitivity Three
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Line Items]
Increase in interest rate	0.0100	0.0100
Decrease in interest rate	(0.0100)	(0.0100)